Note 5 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,402	$ 2,513	$ 2,526
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,392
Variance from reported ECL	$ (1,010)
Variance from reported ECL (%)	(42.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,739
Variance from reported ECL	$ (663)
Variance from reported ECL (%)	(28.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,632
Variance from reported ECL	$ 230
Variance from reported ECL (%)	10.00%